Oct. 27, 2026
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P)
Investment objective
The Fund seeks to maximize capital appreciation.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in “Managing your fund account” beginning on page 112 of this Fund’s prospectus and in “Reduced sales charges, additional purchase, exchange and redemption information and other services” beginning on page 97 of the Fund’s statement of additional information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A‑1 of this prospectus.

Shareholder fees (fees paid directly from your investment)
	Class A	Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None [1]	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class P
Management fees	0.89%	0.89%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses[2]	0.31	0.31
Total annual fund operating expenses	1.45	1.20
Less management fee waiver/expense reimbursements[3]	0.20	0.20
Total annual fund operating expenses after management fee waiver/expense reimbursements[3]	1.25	1.00
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
[2]

“Other expenses” for Class A are based on estimates for the current fiscal year. “Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.

[3]

The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund’s investment advisor and administrator (“UBS AM (Americas)” or the “Advisor”), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2027, do not exceed 1.25% for Class A shares and 1.00% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)’s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$670	$965	$1,281	$2,174
Class P	102	361	640	1,437

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds (“ETFs”); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts (“REITs”); securities sold in private placements; and new issues, including initial and secondary public offerings.

Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa and/or the Middle East.

The Fund will generally hold the stocks of between 20 to 40 issuers. The Fund may invest up to +/- 15% of its benchmark’s weighting (the MSCI Emerging Markets Index) in any one country or sector.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements) futures, forward currency agreements, swap agreements (including interest rate, total return and currency) and equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. Further, the Fund may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates in connection with the settlement of securities. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes). Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time. The Fund’s investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese entity (and/or related persons). These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

The Fund may invest in securities issued by companies in any market capitalization range, including small capitalization companies.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the information technology sector.

Management process

The Advisor employs a high alpha long opportunistic strategy, also known as the “UBS-HALO” strategy. The UBS-HALO strategy is a long-term investing approach focused on taking opportunities that seek to produce superior performance relative to the benchmark (the difference of which is “alpha”). The Advisor follows a price to intrinsic value approach. The price to intrinsic value investment philosophy means the Advisor pays great attention to investment fundamentals and expected cash flows when assessing investments. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In selecting individual securities for investment, the Advisor considers, among others:

•	A company’s potential cash generation
•	Earnings outlook
•	Expected sustainable return on investments
•	Expected sustainable growth rates
•	Stock prices versus a company’s asset or franchise values

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Performance

The performance information that follows shows the Fund’s Class P performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class A shares of the Fund as the Class A shares have not completed a full calendar year of operations as of the date of this prospectus. Although the Class A shares are invested in the same portfolio of securities as the Class P shares, returns for the Class A shares will differ from the Class P shares to the extent that the Class A shares are subject to different expenses. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The MSCI Emerging Markets Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares’ after-tax returns shown.

Total return (Class P)*

* 2020 is the Fund’s Class P shares’ first full year of operations
Total return January 1 - September 30, 2026: 25.02% Best quarter during calendar years shown—4Q 2020: 22.32% Worst quarter during calendar years shown—1Q 2020: (23.34)%
Average annual total returns (for the periods ended December 31, 2025)
Class (inception date)	1 year	5 years	Life of class
Class P (1/31/19) Return before taxes	42.69%	0.91%	5.81%
Return after taxes on distributions	42.17	0.07	5.07
Return after taxes on distributions and sale of fund shares	25.88	0.65	4.56
MSCI Emerging Markets Index (net)	33.57	4.20	6.86